Retrospective adjustments, Share Purchase Warrants (Details) - shares	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Number of Warrants [Abstract]
Beginning balance (in shares)	132,811
Ending balance (in shares)		132,811
Share Purchase Warrants [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)	132,811	150,908
Exercised (in shares)	(9,176)	(18,097)
Ending balance (in shares)	22,718,590	132,811
Prior to Retrospective Impact [Member] | Share Purchase Warrants [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)	8,689,018	9,872,351
Exercised (in shares)		(1,183,333)
Ending balance (in shares)		8,689,018